Cover	May 18, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously disclosed in the Current Report on Form 8-K filed by Iovance Biotherapeutics, Inc. (the "Company") with the Securities and Exchange Commission (the "SEC") on January 23, 2023, the Company and its newly formed, wholly owned subsidiary, Iovance Biotherapeutics UK Ltd ("Purchaser") entered into an Option Agreement (the "Option Agreement") with Clinigen Holdings Limited, Clinigen Healthcare Limited, and Clinigen, Inc. (collectively, "Clinigen"), pursuant to which the Purchaser would acquire the worldwide rights in Proleukin (aldesleukin), as well as the manufacturing, supply, commercialization and the generation of income from such rights and associated operations from Clinigen (the "Acquisition"). On May 18, 2023, the Company filed a Current Report on Form 8-K (the "Closing 8-K") with the SEC to report that the closing of the Acquisition occurred on May 18, 2023, following the satisfaction or waiver of the closing conditions under the Option Agreement. This Current Report on Form 8-K/A (this "Amendment No. 1") amends the Closing 8-K to provide the financial statements and pro forma financial information required by Items 9.01(a) and 9.01(b) of Form 8-K that were previously omitted from the Closing 8-K in reliance on Items 9.01(a)(4) and 9.01(b)(2) of Form 8-K. This Amendment No. 1 does not amend any other item of the Closing 8-K and all other information previously reported in or filed with the Closing 8-K is hereby incorporated by reference to this Amendment No. 1.
Document Period End Date	May 18, 2023
Entity File Number	001-36860
Entity Registrant Name	IOVANCE BIOTHERAPEUTICS, INC.
Entity Central Index Key	0001425205
Entity Tax Identification Number	75-3254381
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	825 Industrial Road
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	650
Local Phone Number	260-7120
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.000041666 per share
Trading Symbol	IOVA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false